Long-Term Debt - Future Contractual Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Future contractual principal payments on long term debt
2016		$ 7
2017		7
2018		8
2019		8
2020		9
Thereafter		9
Total	$ 41	48	$ 54
Capital lease
Future contractual principal payments on long term debt
Total		$ 48	$ 54